CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 25,100,392	$ 42,203,660	$ 38,511,652
Cost of revenues	13,502,911	20,980,718	20,937,827
Foreign currency translation adjustment tax	0	0	0
Related Party
Revenues	753,827	1,690,196	406,373
Cost of revenues	$ 147,611	$ 428,046	$ 70,698